Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of (benefit) provision for income taxes

	2011	2010	2009
	(Dollars in thousands)
Current:
Federal	$156,086	$41,357	$110,579
State	1,175	677	1,467
Foreign	989	1,459	1,262

	158,250	43,493	113,308
Deferred:
Federal	(553,439)	(314,923)	375,260
State	32,443	(22,940)	7,421
Foreign	52,668	25,402	—

	(468,328)	(312,461)	382,681

	$(310,078)	$(268,968)	$495,989

Schedule of deferred tax liabilities (assets)

	2011	2010
	(Dollars in thousands)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment	$4,992,981	$5,312,171
Straight line rents	—	17,472
Other	—	911

Total Deferred Tax Liabilities	$4,992,981	$5,330,554

Deferred Tax Assets
Straight line rents	$(6,102)	$—
Estimated reimbursements of overhaul rentals	(261,833)	(195,548)
Capitalized overhauls	(80,479)	(71,610)
Rent received in advance	(89,013)	(94,890)
Derivatives	(12,532)	(29,232)
Accruals and reserves	(119,232)	(150,726)
Net operating loss carry forward(a)	(113,866)	(89,865)
Investment in foreign subsidiaries	(52,668)	(25,402)
Other	(52,667)	(13,131)

Total Deferred Tax Assets(b)	$(788,392)	$(670,404)

Net Deferred Tax Liability	$4,204,589	$4,660,150

(a)
Our U.S. federal operating losses are classified as deferred tax assets due to uncertainties with regard to the timing of their future utilization in the consolidated tax return of AIG. Deferred taxes related to our U.S. federal operating losses will be reclassified to current in future years when we are notified by AIG of amounts utilized in future tax years or through a carry back to prior tax years. On a separate tax return basis, we have U.S. federal net operating loss carryforwards of $133.9 million and $160.0 million for December 31, 2011 and December 31, 2010, respectively. Our U.S. federal net operating loss carryforwards expire beginning in 2028. In addition, as of December 31, 2011 and December 31, 2010, we also have foreign net operating loss carryforwards of $317.8 million and $325.8 million, respectively. Our foreign net operating loss carryforwards do not expire. In Australia, because we do not expect to generate a sufficient source of revenue to fully utilize our net operating loss carryforwards, we have recorded net deferred tax assets of $43.4 million and $72.4 million for December 31, 2011 and December 31, 2010, respectively. We also have certain state net operating loss carryforwards which begin to expire in 2020.

(b)
In making our assessment of the realization of deferred tax assets including net operating loss carry forwards, we considered all available evidence, including (i) current and projected financial reporting results; (ii) the carry forward periods for all taxable losses; (iii) the projected amount, nature and timing of the realization of deferred tax liabilities; (iv) implications of our tax sharing agreement with AIG; and (v) tax planning strategies.

Schedule of reconciliation of the computed expected total provision for income taxes to the amount recorded

	2011	2010	2009
	(Dollars in thousands)
Computed expected provision at 35%	$(361,893)	$(267,623)	$484,107
State income tax, net of Federal	21,852	(14,470)	5,777
Foreign Taxes	—	133	10
IRS audit adjustments(a)	37,011	8,656	2,185
Other(b)	(7,048)	4,336	3,910

Provision for income taxes	$(310,078)	$(268,968)	$495,989

(a)
We are periodically advised of certain IRS and other adjustments identified in the AIG's consolidated tax return which are attributable to our operations. Under our tax sharing arrangement, we provide a charge or credit for the effect of the adjustments and the related interest in the period we are advised of such adjustments and interest.

(b)
Consists principally of various permanent items and an out-of-period adjustment related to the forfeitures of share-based deferred compensation awards.

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Dollars in thousands)
Balance at January 1, 2009	$121,482
Additions based on tax positions related to 2009	50,823
Additions for tax positions of prior years	1,121
Reductions for tax positions of prior years	—
Settlements	(7,602)

Balance at December 31, 2009	165,824

Additions based on tax positions related to 2010	53,584
Additions for tax positions of prior years	5,944
Reductions for tax positions of prior years	—

Balance at December 31, 2010	225,352

Additions based on tax positions related to 2011	48,549
Additions for tax positions of prior years	800
Reductions for tax positions of prior years	(18,115)

Balance at December 31, 2011	$256,586